UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (50.6%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (13.9%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028 to July 20, 2036		$137,247	$155,845
6s, with due dates from April 15, 2028 to November 20, 2038		387,496	427,364
5 1/2s, April 20, 2038		591,598	651,359
5s, TBA, October 1, 2043		1,000,000	1,088,594
4 1/2s, TBA, October 1, 2043		10,000,000	10,776,562

			13,099,724
U.S. Government Agency Mortgage Obligations (36.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to July 1, 2031		58,374	69,466
7s, with due dates from November 1, 2026 to May 1, 2032		426,601	493,685
5 1/2s, December 1, 2033		46,483	50,663

Federal National Mortgage Association Pass-Through Certificates
7 1/2s, with due dates from September 1, 2030 to November 1, 2030		32,692	38,403
7s, with due dates from December 1, 2028 to December 1, 2035		689,241	794,046
6 1/2s, September 1, 2036		25,661	28,448
6s, January 1, 2038		583,109	640,205
5 1/2s, TBA, November 1, 2043		1,000,000	1,089,375
5 1/2s, TBA, October 1, 2043		1,000,000	1,090,586
5s, February 1, 2039		62,904	68,160
4 1/2s, April 1, 2041		130,388	139,357
4s, with due dates from June 1, 2042 to November 1, 2042		16,068,639	16,727,077
4s, TBA, October 1, 2043		10,000,000	10,489,062
3 1/2s, May 1, 2043		2,965,370	2,997,225

			34,715,758

Total U.S. government and agency mortgage obligations (cost $48,225,508)			$47,815,482

U.S. TREASURY OBLIGATIONS (31.2%)(a)
		Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023		$990,000	$1,310,300
4 1/2s, August 15, 2039(SEG)(SEGSF)		7,201,000	8,315,251

U.S. Treasury Notes
0 5/8s, May 31, 2017		8,927,000	8,826,833
0 1/4s, August 31, 2014		11,010,000	11,023,332
0 1/4s, May 31, 2014		3,000	3,003

Total U.S. treasury Obligations (cost $29,882,523)			$29,478,719

MORTGAGE-BACKED SECURITIES (30.3%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (30.3%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.06s, 2037		$75,873	$108,985
IFB Ser. 2979, Class AS, 23.605s, 2034		30,766	40,141
IFB Ser. 3072, Class SM, 23.128s, 2035		92,626	132,366
IFB Ser. 3072, Class SB, 22.982s, 2035		75,496	107,433
IFB Ser. 3065, Class DC, 19.313s, 2035		379,112	559,270
IFB Ser. 2990, Class LB, 16.48s, 2034		102,836	135,521
IFB Ser. 4105, Class HS, IO, 6.418s, 2042		753,050	182,434
IFB Ser. 3232, Class KS, IO, 6.118s, 2036		540,581	56,761
IFB Ser. 4136, Class ES, 6.068s, 2042		755,067	145,902
IFB Ser. 4112, Class SC, IO, 5.968s, 2042		2,001,645	370,306
IFB Ser. 4105, Class LS, IO, 5.968s, 2041		323,646	62,794
IFB Ser. 4240, Class SA, IO, 5.818s, 2043		520,109	112,411
IFB Ser. 311, Class S1, IO, 5.768s, 2043		2,369,240	521,226
IFB Ser. 4012, Class SM, IO, 5.768s, 2042		545,208	100,771
IFB Ser. 315, Class S1, IO, 5.736s, 2043		590,000	131,342
IFB Ser. 3852, Class SG, 4.848s, 2041		724,761	678,717
Ser. 4122, Class TI, IO, 4 1/2s, 2042		869,099	157,046
Ser. 4018, Class DI, IO, 4 1/2s, 2041		1,293,096	210,206
Ser. 3747, Class HI, IO, 4 1/2s, 2037		83,945	8,986
Ser. 4116, Class MI, IO, 4s, 2042		1,710,677	325,130
Ser. 4019, Class JI, IO, 4s, 2041		1,398,899	240,331
Ser. 304, IO, 3 1/2s, 2027		1,468,343	180,269
Ser. 304, Class C37, IO, 3 1/2s, 2027		1,085,925	135,545
Ser. 4141, Class PI, IO, 3s, 2042		901,231	127,028
Ser. 4158, Class TI, IO, 3s, 2042		2,307,492	315,849
Ser. 4165, Class TI, IO, 3s, 2042		2,436,721	344,796
Ser. 4171, Class NI, IO, 3s, 2042		1,428,728	190,592
Ser. 4183, Class MI, IO, 3s, 2042		744,671	101,201
Ser. 3835, Class FO, PO, zero %, 2041		1,891,869	1,535,025
Ser. 3391, PO, zero %, 2037		22,494	18,952
Ser. 3300, PO, zero %, 2037		12,420	11,615
FRB Ser. 3326, Class WF, zero %, 2035		2,547	2,292

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.827s, 2036		77,039	151,209
IFB Ser. 06-8, Class HP, 23.911s, 2036		97,088	156,425
IFB Ser. 05-45, Class DA, 23.764s, 2035		144,832	217,905
IFB Ser. 07-53, Class SP, 23.544s, 2037		111,119	161,297
IFB Ser. 08-24, Class SP, 22.628s, 2038		537,109	805,651
IFB Ser. 05-122, Class SE, 22.474s, 2035		147,671	210,758
IFB Ser. 05-75, Class GS, 19.713s, 2035		103,609	140,947
IFB Ser. 05-106, Class JC, 19.569s, 2035		111,319	166,253
IFB Ser. 05-83, Class QP, 16.929s, 2034		46,700	61,092
IFB Ser. 11-4, Class CS, 12.542s, 2040		289,893	340,693
IFB Ser. 12-96, Class PS, IO, 6.521s, 2041		758,659	144,684
IFB Ser. 11-27, Class AS, IO, 6.301s, 2041		659,969	113,442
IFB Ser. 12-132, Class SB, IO, 6.021s, 2042		1,439,476	222,039
IFB Ser. 13-19, Class DS, IO, 6.021s, 2041		1,315,358	255,159
Ser. 06-10, Class GC, 6s, 2034		568,199	585,245
IFB Ser. 13-59, Class SC, IO, 5.971s, 2043		949,652	206,942
IFB Ser. 13-101, Class AS, IO, 5.758s, 2043		1,163,000	268,130
IFB Ser. 13-103, Class SK, IO, 5.735s, 2043		344,000	77,047
IFB Ser. 13-102, Class SH, IO, 5.7s, 2043		926,000	192,145
Ser. 409, Class 82, IO, 4 1/2s, 2040		798,486	150,398
Ser. 12-129, Class TI, IO, 4 1/2s, 2040		521,308	90,238
Ser. 12-96, Class PI, IO, 4s, 2041		791,244	126,346
Ser. 409, Class C16, IO, 4s, 2040		1,117,755	205,209
Ser. 12-124, Class JI, 3 1/2s, 2042		542,061	80,973
Ser. 417, Class C19, IO, 3 1/2s, 2033		1,276,348	193,009
Ser. 13-55, Class IK, IO, 3s, 2043		759,618	112,066
Ser. 13-6, Class BI, IO, 3s, 2042		1,664,624	188,435
Ser. 12-145, Class TI, IO, 3s, 2042		911,015	101,851
Ser. 13-35, Class IP, IO, 3s, 2042		921,136	112,012
Ser. 13-55, Class PI, IO, 3s, 2042		1,422,723	187,529
Ser. 13-53, Class JI, IO, 3s, 2041		943,752	136,254
Ser. 13-23, Class PI, IO, 3s, 2041		1,096,508	122,688
Ser. 13-30, Class IP, IO, 3s, 2041		1,555,455	172,904
Ser. 13-23, Class LI, 3s, 2041		871,207	97,192
FRB Ser. 03-W8, Class 3F2, 0.529s, 2042		8,487	8,298
FRB Ser. 07-95, Class A3, 0.429s, 2036		1,868,618	1,681,756
Ser. 08-53, Class DO, PO, zero %, 2038		110,395	88,981
Ser. 07-44, Class CO, PO, zero %, 2037		40,178	34,242
Ser. 1988-12, Class B, zero %, 2018		1,273	1,209

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.723s, 2041		655,544	972,041
IFB Ser. 10-158, Class SD, 14.46s, 2040		209,000	255,158
IFB Ser. 11-70, Class WS, 9.34s, 2040		360,000	353,783
IFB Ser. 11-72, Class SE, 7.165s, 2041		1,341,000	1,287,329
IFB Ser. 11-81, Class SB, IO, 6.523s, 2036		1,183,661	208,691
IFB Ser. 11-61, Class CS, IO, 6 1/2s, 2035		378,326	58,641
IFB Ser. 10-85, Class SE, IO, 6.37s, 2040		449,122	83,918
IFB Ser. 13-27, Class SW, IO, 6.32s, 2040		513,436	94,180
IFB Ser. 12-149, Class LS, IO, 6.07s, 2042		437,910	73,109
IFB Ser. 10-20, Class SE, IO, 6.07s, 2040		2,325,611	413,029
IFB Ser. 10-26, Class QS, IO, 6.07s, 2040		2,075,539	394,352
IFB Ser. 13-87, Class AS, IO, 6.02s, 2043		331,926	56,427
IFB Ser. 13-122, Class DS, IO, 5.97s, 2043		407,175	66,675
IFB Ser. 13-99, Class SL, IO, 5.97s, 2043		676,560	125,427
IFB Ser. 10-20, Class SC, IO, 5.97s, 2040		2,193,698	389,206
IFB Ser. 10-115, Class TS, IO, 5.92s, 2038		1,252,192	184,511
IFB Ser. 13-134, Class DS, IO, 5.918s, 2043		913,000	155,210
IFB Ser. 11-146, Class AS, IO, 5.918s, 2041		627,479	126,869
IFB Ser. 13-129, Class SA, IO, 5.908s, 2043		402,000	67,042
IFB Ser. 12-34, Class SA, IO, 5.87s, 2042		934,307	201,904
IFB Ser. 10-120, Class SA, IO, 5.87s, 2040		1,256,670	225,409
IFB Ser. 11-128, Class TS, IO, 5.868s, 2041		435,136	92,640
IFB Ser. 10-89, Class SD, IO, 5 3/4s, 2040		641,613	109,878
IFB Ser. 11-70, Class SN, IO, 5.718s, 2041		259,000	64,227
IFB Ser. 10-31, Class SA, IO, 5.57s, 2040		809,483	132,553
IFB Ser. 10-42, Class SK, IO, 5.49s, 2040		603,749	92,555
Ser. 13-3, Class IT, IO, 5s, 2043		711,215	145,113
Ser. 13-6, Class OI, IO, 5s, 2043		566,978	116,032
Ser. 13-16, Class IB, IO, 5s, 2040		1,036,945	111,116
Ser. 10-35, Class UI, IO, 5s, 2040		1,370,747	279,226
Ser. 10-9, Class UI, IO, 5s, 2040		3,821,433	816,675
Ser. 09-121, Class UI, IO, 5s, 2039		1,509,559	331,892
Ser. 13-24, Class IK, IO, 4 1/2s, 2043		845,151	171,870
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		1,115,053	241,119
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		906,816	168,486
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		1,630,955	335,799
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		1,842,601	400,766
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		774,024	89,067
Ser. 13-149, Class IL, IO, 4s, 2043(FWC)		427,000	76,660
Ser. 13-149, Class LS, IO, 4s, 2043(FWC)		462,000	85,326
Ser. 12-56, Class IB, IO, 4s, 2042		1,538,711	318,354
Ser. 12-47, Class CI, IO, 4s, 2042		684,349	137,870
Ser. 10-116, Class QI, IO, 4s, 2034		925,554	77,984
Ser. 13-79, Class PI, IO, 3 1/2s, 2043		1,108,284	168,614
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		807,496	129,530
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		714,620	117,684
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		830,395	138,178
Ser. 12-71, Class JI, IO, 3 1/2s, 2041		845,200	123,082
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		829,718	141,094
Ser. 11-70, PO, zero %, 2041		2,304,413	1,749,871
Ser. 10-151, Class KO, PO, zero %, 2037		115,983	99,801
Ser. 06-36, Class OD, PO, zero %, 2036		5,220	4,795

			28,580,664

Total mortgage-backed securities (cost $27,393,516)			$28,580,664

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.88/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.88	$9,748,000	$140,469

(3.08)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/3.08	9,748,000	36,750

Total purchased swap options outstanding (cost $168,640)			$177,219

SHORT-TERM INVESTMENTS (14.1%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(AFF)		11,959,502	$11,959,502

SSgA Prime Money Market Fund 0.02%(P)		300,000	300,000

U.S. Treasury Bills with an effective yield of 0.11%, August 21, 2014 (SEGCCS)		$288,000	287,806

U.S. Treasury Bills with effective yields ranging from 0.08% to 0.10%, May 29, 2014 (SEGCCS)		198,000	197,941

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014(SEG)(SEGCCS)		590,000	589,902

Total short-term investments (cost $13,334,780)			$13,335,151

TOTAL INVESTMENTS

Total investments (cost $119,004,967)(b)			$119,387,235

FUTURES CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	40	$5,335,000	Dec-13	$53,268
U.S. Treasury Note 2 yr (Long)	37	8,149,828	Dec-13	23,055
U.S. Treasury Note 5 yr (Long)	17	2,057,797	Dec-13	29,186
U.S. Treasury Note 10 yr (Short)	135	17,062,734	Dec-13	(335,085)

Total				$(229,576)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/13 (premiums $168,647) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.98/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	$6,889,300	$39,958
(2.98)/3 month USD-LIBOR-BBA/Nov-23	Nov-13/2.98	6,889,300	141,920

Total			$181,878

TBA SALE COMMITMENTS OUTSTANDING at 9/30/13 (proceeds receivable $8,267,461) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, October 1, 2043	$1,000,000	10/10/13	$1,090,586
Federal National Mortgage Association, 4s, October 1, 2043	6,000,000	10/10/13	6,293,437
Federal National Mortgage Association, 3 1/2s, October 1, 2043	1,000,000	10/10/13	1,018,321

Total			$8,402,344

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$48,401,400	(E)	$25,743	12/18/15	3 month USD-LIBOR-BBA	0.75%	$(178,027)
	14,978,800	(E)	(20,542)	12/18/18	3 month USD-LIBOR-BBA	2.05%	(293,756)
	3,395,400	(E)	54,521	12/18/43	3 month USD-LIBOR-BBA	3.85%	153,735
	3,283,700	(E)	(22,779)	12/18/23	3 month USD-LIBOR-BBA	3.15%	(109,404)
	186,000		(12)	9/25/23	3 month USD-LIBOR-BBA	2.92%	2,710

	Total		$36,931				$(424,742)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$422,764	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(6,582)
315,332	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,909)
2,205,235	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	52,011
260,879	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,153)
Barclays Bank PLC
568,235	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,464)
542,256	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	8,859
368,824	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,512)
1,285,979	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,103)
985,940	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,278
869,115	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,721
329,532	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,314
3,360,574	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,401)
3,796,065	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38,092
515,490	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,173
100,620	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,529
4,794,053	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	48,107
1,534,337	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(36,188)
296,004	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,554)
2,877,236	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,604)
2,860,452	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,704
838,024	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	21,066
24,918	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(110)
136,737	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,074)
154,647	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,552
811,707	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,637)
169,192	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,433
1,214,354	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,540)
1,227,507	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(19,110)
103,802	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	977
439,955	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,187
1,632,555	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,382
25,318	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	238
81,740	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	769
59,316	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	558
88,082	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(146)
92,911	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(730)
2,914,801	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,899)
3,060,277	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(5,067)
2,081,983	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	16,356
2,185,856	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	3,619
1,196,349	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	28,216
184,231	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,345
274,050	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,266
440,577	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,679)
220,352	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,340)
220,352	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,340)
260,879	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,153)
442,086	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,688)
1,148,393	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(6,983)
442,086	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,688)
126,469	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(994)
201,932	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,144)
518,756	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,076
223,479	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,271)
350,608	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,542)
654,041	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,182
882,789	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,368)
520,151	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,086)
682,508	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,943
144,984	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,419
595,407	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,678)
626,461	1,664	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,819)
Citibank, N.A.
156,709	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,573
62,900	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	593
188,503	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,935
984,414	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	23,218
Credit Suisse International
195,964	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,051)
853,983	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,295)
315,332	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,909)
336,222	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,234
201,315	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,748)
260,879	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,153)
201,435	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,136)
223,479	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(5,271)
1,089,736	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,965
1,271,276	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,791
433,105	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,215
683,883	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,647
377,006	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,869
333,371	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,863
443,263	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,455
552,232	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,025
222,093	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,238
144,984	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,419
164,377	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,877
Goldman Sachs International
199,596	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(878)
699,713	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,078)
539,810	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,375)
193,154	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,319)
1,785,303	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(21,434)
464,046	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,224)
678,050	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,983)
442,161	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,883)
436,337	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,291)
915,297	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,678)
915,297	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,678)
822,649	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,807)
426,743	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,643)
1,341,795	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(31,647)
191,157	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,509)
350,374	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,713
392,424	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,109)
1,001,611	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,869)
376,277	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,956)
564,514	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,788)
1,457,228	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(34,369)
589,632	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(13,907)
200,440	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,120)
130,686	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,569)
351,938	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,225)
196,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,066)
41,322	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(182)
485,743	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(11,456)
1,708,389	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(32,734)
369,972	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,442)
220,990	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,653)
739,814	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,882)
160,027	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(704)
540,640	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,417)
754,509	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,746)
383,076	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,340
512,290	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,975)
1,079,789	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,810)
244,208	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,802)
1,372,003	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,779)
91,784	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(404)
307,872	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,793)
164,159	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(722)
50,838	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(399)
135,610	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,065)
159,401	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(701)
318,677	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,402)
215,874	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(950)
115,074	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(506)
766,829	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,373)
611,632	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,140)
590,875	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,199
677,406	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,123)
1,846,732	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	28,750
1,151,907	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	17,933
394,911	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,148
394,911	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,148
326,445	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	7,699
62,900	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(593)
1,313,025	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,776
1,253,280	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(15,047)
722,894	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,803)
260,879	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,153)
447,419	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(10,553)
930,853	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,954
158,836	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,746
295,935	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,607
295,935	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,607
666,280	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,714
JPMorgan Chase Bank N.A.
915,616	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(21,595)
590,875	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,199)
1,263,866	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	15,181

Total		$1,664			$(87,823)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $94,406,330.
(b)	The aggregate identified cost on a tax basis is $119,023,811, resulting in gross unrealized appreciation and depreciation of $3,038,470 and $2,675,046, respectively, or net unrealized appreciation of $363,424.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$14,138,443	$16,694,050	$18,872,991	$9,709	$11,959,502
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $51,450,254 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity and to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $292,993 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $321,018.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$28,580,664	$—
Purchased swap options outstanding	—	177,219	—
U.S. government and agency mortgage obligations	—	47,815,482	—
U.S. treasury obligations	—	29,478,719	—
Short-term investments	12,259,502	1,075,649	—

Totals by level	$12,259,502	$107,127,733	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(229,576)	$—	$—
Written swap options outstanding	—	(181,878)	—
TBA sale commitments	—	(8,402,344)	—
Interest rate swap contracts	—	(461,673)	—
Total return swap contracts	—	(89,487)	—

Totals by level	$(229,576)	$(9,135,382)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$1,041,468	$1,826,863

Total	$1,041,468	$1,826,863

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$54,900,000
Written swap option contracts (contract amount)	$33,400,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$34,300,000
OTC total return swap contracts (notional)	$103,700,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Offsetting of financial and derivative assets and liabilities

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts***	$ -	$ -	$ 14,374	$ -	$ -	$ -	$ -	$ -	$ 14,374
	OTC Total return swap contracts*#	52,011	302,361		28,319	112,598	146,334	15,181		656,804
	Futures contracts***	--	--	--	--	--	--	--	--	--
	Purchased swap options#	--	--	--	--	177,219	--	--	--	177,219

	Total Assets	$52,011	$302,361	$14,374	$28,319	$289,817	$146,334	$15,181	$--	$848,397

	Liabilities:
	Centrally cleared interest rate swap contracts***	--	--	23,280	--	--	--	--	--	23,280
	OTC Total return swap contracts*#	17,644	233,576		--	40,563	423,714	30,794		746,291
	Futures contracts***	--	--	--	--	--	--	--	5,321	5,321
	Written swap options#	--	--	--	--	181,878	--	--	--	181,878

	Total Liabilities	$17,644	$233,576	$23,280	$--	$222,441	$423,714	$30,794	$5,321	$956,770

	Total Financial and Derivative Net Assets	$34,367	$68,785	$(8,906)	$28,319	$67,376	$(277,380)	$(15,613)	$(5,321)	$(108,373)
	Total collateral received (pledged)##†	$34,367	$(32,333)	$--	$28,319	$--	$(245,960)	$--	$--	$(215,607)
	Net amount	$--	$101,118	$(8,906)	$--	$67,376	$(31,420)	$(15,613)	$(5,321)	$107,234

*	Excludes premiums.

#	Covered by master netting agreement.

***	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013